Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial income	$ 2,226	$ 3,883
Interest accrued on loans and export prepayment expenses (1)	(20,204)	(20,954)
Contractual penalty fee	(987)	(4,898)
Foreign exchange on tax/fees	(2,104)	(3,869)
Interest and late payment penalties on taxes	(1,830)	(1,229)
Accretion of leases and asset retirement obligation	(643)	(525)
Other expenses	(430)	(553)
Financial expenses	(26,198)	(32,028)
Foreign exchange variation on net assets (2)	13,652	(32,806)
Financial expenses, net total	$ (10,320)	$ (60,951)